Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

7. LEASES
As of December 31, 2021, the Company has operating leases recorded on its balance sheet for certain office spaces and facilities that expire on various dates through 2028. The Group does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases.
Information related to operating leases as of December 31, 2020 and 2021 is as follows (in thousands, except for percentages and years).

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
Assets
Operating lease right-of-use assets	14,997	112,781	17,698
Liabilities
Operating lease liabilities, current	8,058	30,669	4,813
Operating lease liabilities, non-current	5,542	81,786	12,834
Weighted average remaining lease term (years)	1.7	3.6	3.6
Weighted average discount rate	5%	5%	5%

Information related to operating lease activity during the years ended December 31, 2020 and 2021 is as follows:

	For the Year Ended
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Operating lease rental expense
Amortization of right-of-use assets	5,260	8,158	16,997	2,667
Expense for short-term leases within 12 months	592	—	16	3
Interest of lease liabilities	543	679	2,585	406

	6,395	8,837	19,598	3,076

Maturities of lease liabilities were as follows:

	As of December 31,
	2021
	RMB	US$ (Note 2.5)
2022	35,359	5,549
2023	38,120	5,982
2024	33,305	5,226
2025	5,399	847
2026	5,501	863
Thereafter	4,949	776

Total undiscounted lease payments	122,633	19,243
Less: imputed interest	(10,178)	(1,596)

Total lease liabilities	112,455	17,647